BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balance Sheet (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	R$ 66,682	R$ 47,313
Cash and cash equivalents, current	66,682	47,313
Accounts receivable	67,137	105,349
Accounts receivable, current	67,137	105,349
Other assets	666,288	72,835
Other current assets	301,427	72,340
Other noncurrent assets	364,861	495
Trade accounts payable and other payables	442,747	489,339
Trade accounts payable and other payables	442,747	489,339
Leases, current	25,801	346,291
Leases, non-current	45,044	1,124,217
Other liabilities and leases	208,706	1,504,339
Other liabilities, current	134,221	33,244
Other liabilities, non-current	3,640	587
Parent
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1	8
Other assets	40,019	33,860
Trade accounts payable and other payables	9,952	8,274
Other liabilities and leases	124,851	28,272
SP Telecomunicaes Participaes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1	8
Other assets	10,315	9,876
Other liabilities and leases	26,855	27,599
Telefonica LatinoAmerica Holding
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	24,879	19,188
Trade accounts payable and other payables	4,983
Telefnica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	4,825	4,796
Trade accounts payable and other payables	4,969	8,274
Other liabilities and leases	97,996	673
Other Group companies
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	66,682	47,313
Accounts receivable	67,136	105,341
Other assets	626,269	38,975
Trade accounts payable and other payables	432,795	481,065
Other liabilities and leases	83,855	1,476,067
Media Networks Latina America SAC
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables		5,660
Telefonica International Wholesale Services
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	3,632	3,113
Other assets	109	221
Trade accounts payable and other payables	45,493	52,161
Other liabilities and leases	318	318
T.O2 Germany GMBH CO. OHG
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables		769
Telefonica Digital Espana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	114	1,151
Trade accounts payable and other payables	69,966	115,899
Telefonica Venezolana
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	8,016	6,852
Other assets	2,196	2,196
Trade accounts payable and other payables	6,057	6,038
Telefonica Compras Electronicas
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables	33,215	32,187
Telefonica Factoring do Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	2,187	8,919
Other assets	80	62
Other liabilities and leases	7,253	1,551
Telefonica Global Technology
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	66,682	47,313
Trade accounts payable and other payables	9,448	30,535
Telefonica Inteligencia e Seguranca Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	18,183	54,249
Trade accounts payable and other payables	41,630	80,254
Telefonica Servicos de Ensino
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	36	130
Other assets	20	24
Trade accounts payable and other payables	134	4,480
Telefonica Moviles Argentina
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,352	5,883
Trade accounts payable and other payables	1,486	757
Telefonica USA
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	657	4,126
Trade accounts payable and other payables	10,828	12,688
Other liabilities and leases	288	269
Telfisa Global BV
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Cash and cash equivalents	66,682	47,313
Telxius Cable Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	3,915	4,624
Other assets	1,221	223
Trade accounts payable and other payables	44,229	18,937
Other liabilities and leases	1,572	1,572
Terra Networks Mexico
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable		4,962
Trade accounts payable and other payables	6,205	5,231
Telefonica Cyber Tech Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	1,772	439
Other assets	1,280	23,416
Trade accounts payable and other payables	59,886	15,131
Other liabilities and leases	37
Telefonica Infra, S.L
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	446,317
FiBrasil Infraestrutura e Fibra Otica
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	12,167
Other assets	53,088
Trade accounts payable and other payables	54,619
Other liabilities and leases	3,267
T. IoT Big Data Tech ESP
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	3,229
Other assets	66,604
Trade accounts payable and other payables	21,706	4,633
T. Cybercloud Tech Esp
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other assets	49,286
Trade accounts payable and other payables	12,153	1,737
Telefonica Moviles Espanha
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables		1,283
Telxius Torres Brasil
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Trade accounts payable and other payables		74,655
Other liabilities and leases		1,393,898
Companhia AIX Participacoes
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Other liabilities and leases	70,845	78,236
Outras
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Accounts receivable	6,876	10,893
Other assets	6,068	12,833
Trade accounts payable and other payables	15,740	18,030
Other liabilities and leases	R$ 275	R$ 223